Employee share scheme reserve	12 Months Ended
Dec. 31, 2025
Employee share scheme reserve
Employee share scheme reserve
12	Employee share scheme reserve

As of 31 December 2025, the employee share-based compensation reserve balance was $661,495 (as of 31 December 2024: $564,127 and as of 31 December 2023: $507,677).

Total charges for the year, as a result of the fair value changes and new options granted and vested during the year, related to share-based payment transactions recognized in the consolidated statement of comprehensive income were $97,368 for the year ended 31 December 2025 (charges of $56,450 for the year ended 31 December 2024 and of $285,651 for the year ended 31 December 2023). Options exercised during the year ended 31 December 2025 were $0 ($0 for the year ended 31 December 2024 and $551,640 for the year ended 31 December 2023).

	2025		2024		2023
	Average		Average		Average
	exercise		exercise		exercise
	price per	Number of	price per	Number of	price per	Number of
	share option	options	share option	options	share option	options
	USD		USD		USD
As of 1 January	18.77	246,304	40.330	106,304	3.554	10,866,324
Reverse stock split effect (1 to 25) (i)	—	—	—	—	88.86	434,203
Granted during the year	0.01	50,000	0.01	140,000	162.500	2,728
Exercised during the year	—	—	—	—	0.001	(116,629)
Forfeited during the year	—	—	—	—	162.300	(213,998)
As of 31 December	15.60	296,304	18.77	246,304	40.330	106,304
As of 31 December reflecting reverse share split			—	—	40.33	106,304
Vested and exercisable	18.23	168,179	36.61	126,304	38.790	105,529

12Employee share scheme reserve (continued)

(i)Reverse share split: on 25 January 2023, the Company restructured its outstanding and authorized shares through reverse share split with a ratio of 1 to 25, accordingly all the share awards and strike prices were adjusted using the same ratio.

Share options outstanding at the end of each year have the following expiry date and exercise prices:

	As of 31 December
	2025	2024	2023
Number of options outstanding	296,304	246,303	106,304
Range of exercise price	$0-$250	$0-$250	$0-$250
Range of expiry dates	April 2027 – August 2035	April 2027 – June 2036	April 2027– June 2036
Weighted average remaining contractual life (in years)	7.22	7.72	6.05

	As of 31 December
Strike price	2025	2024
$0-20	230,611	180,610
$20-47.5	17,646	17,646
$47.5-61.5	6,565	6,565
$61.5-85	36,894	36,894
$250	4,588	4,588